Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
Schedule of Cost of Sales
	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Purchases	2,550,229	11,505,970	12,321,935	2,756,338
Commissions	518,594	590,587	1,704,750	381,342
Marketing	823,491	1,679,862	2,116,150	473,369
Depreciation of plant and equipment	717,535	1,292,349	1,624,383	363,364
Software development	—	574,501	412,000	92,162
Server maintenance	934,334	1,463,433	19,053,935	4,262,244
Employee benefit expenses	2,415,042	4,006,075	2,608,275	583,455
Total	7,959,225	21,112,777	39,841,428	8,912,274